UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2020

Date of reporting period:  May 31, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

Convergence Long/Short Equity Fund
Convergence Market Neutral Fund

May 31, 2020

Investment Adviser

Convergence Investment Partners, LLC
3801 PGA Boulevard
Suite 1001
Palm Beach Gardens, Florida 33410

Phone: 877-677-9414

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLES	8

CONVERGENCE LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS	14

SCHEDULE OF SECURITIES SOLD SHORT	21

CONVERGENCE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS	29

SCHEDULE OF SECURITIES SOLD SHORT	36

STATEMENTS OF ASSETS AND LIABILITIES	44

STATEMENTS OF OPERATIONS	45

STATEMENTS OF CHANGES IN NET ASSETS

CONVERGENCE LONG/SHORT EQUITY FUND	46

CONVERGENCE MARKET NEUTRAL FUND	47

STATEMENTS OF CASH FLOWS	48

FINANCIAL HIGHLIGHTS

CONVERGENCE LONG/SHORT EQUITY FUND	50

CONVERGENCE MARKET NEUTRAL FUND	52

NOTES TO FINANCIAL STATEMENTS	54

NOTICE OF PRIVACY POLICY & PRACTICES	65

ADDITIONAL INFORMATION	66

Convergence Investment Partners
2020 Semi-Annual Shareholder Report

Convergence Long/Short Equity Fund (MARNX)
Convergence Market Neutral Fund (CPMNX)

Shareholder Letter (Unaudited)

Dear Shareholder:

We are pleased to provide to you the Semi-Annual report of the Convergence Long/Short Equity Fund and the Convergence Market Neutral Fund (the “Funds”) for the six-month period ended May 31, 2020.  We have been managing our Convergence Long/Short Equity Fund, incepted December 29, 2009, for over a decade.  Additionally, our Convergence Market Neutral Fund reached its four-year anniversary at the end of January 2020.  Both of our Funds employ the Convergence systematic long/short investment approach which seeks to benefit from fundamentally strong companies outperforming their weak fundamental counterparts. Over the long term, our Funds strive for strong total returns with the potential for downside risk mitigation through an active short.  We manage our Funds with the philosophy that over the long term, strong “fundamentals” outperform weak “fundamentals.”  Moreover, our Funds all utilize the Convergence proprietary stock ranking process which analyzes the domestic investment universe and helps to identify, quantify and rank strong and weak fundamentals.

Our long-term investors know that we utilize numerous factors grouped into factor composites such as Traditional Value and Accelerating Sales.  We monitor the performance of these composites to learn what the market is rewarding or punishing.  Over the six months ended May 31, 2020, we see that much of the positive spread, or differentiation, in stocks has been a combination of strong price momentum, historical growth and robust expected growth.  Conversely, there was negative contribution from fundamental tilts to Size, Leverage and Reasonable Valuation.  As we have stated before, this demonstrates the benefit of the fundamental factor diversification that we employ at Convergence. While it is unlikely for all fundamental tilts to generate a positive spread in short time periods, we believe these fundamental spreads based on sound economic principles can help produce real wealth for investors over time as they provide complimentary attributes.  We remain steadfast to our philosophy that strong fundamentals win in the long run.

Digging a bit deeper into the performance of the past six months, our Funds trailed the cap-weighted equity market benchmarks, with the bulk of the differential occurring in the abrupt “risk-seeking” rebound from the lows of March 2020.  Over these six months the largest factor contributors and detractors to our performance, both on the long and short sides of our portfolios, were the same for both the Long/Short Equity Fund and the Market Neutral Fund.  On the long side, our biggest factor contributor relative to each Fund’s broad market capitalization weighted benchmark was Size.  The bulk of this contribution came from our underweight to Size, which is unsurprising given that both Funds are less capitalization-focused than their benchmarks. Continuing with the long side, the largest detracting factor was Traditional Value, a factor that quantifies a stock’s valuation versus the selection universe using multiple ratios and parameters.  Traditional Value hurt our performance through both returns and our overweight allocation.

Shifting gears to the short side of the Funds, the largest contributing factor was Price Momentum.  Price Momentum contributed through both the factor return and our underweight allocation, but most prominently through the lighter weight.  Again, on the short side, for both Funds the largest factor detractor was Valuation, although both Funds were underweight Value relative to their benchmarks, the magnitude of the factor return was able to overwhelm the underweight and make Valuation our largest detractor.  Interestingly, our long-term analysis shows that valuation and value-based factors are among the best performers.  One might say this is supported by the success of famous value-based investors like Warren Buffet and Benjamin Graham.  If long-term history is any indicator, there is still a benefit to have a Value-themed factor in one’s investment process.  Perhaps the unprecedented involvement of the Federal Reserve in the past decade has contributed to skew the investment landscape to the detriment of value investing.

At Convergence, we understand that our Funds will not outperform in every consecutive time period.  We do, however, firmly believe that investment decisions based on a sound and logical philosophy, paired with a long-term approach, can deliver superior results.  Buying reasonably valued stocks with strong earnings and sales growth, while shorting unprofitable stocks with wild valuations, seems like a recipe for success to us at Convergence.

Convergence Long/Short Equity Fund Performance

The objective of the Convergence Long/Short Equity Fund is to achieve long-term growth.  The Fund seeks to realize its investment objective by establishing long and short positions in equity securities of larger cap domestic companies with medium and large market capitalizations. The Fund will hold long (purchase) securities that Convergence believes will outperform the market, and it will sell short securities expected to underperform the market. Convergence constructs the portfolio as an actively managed equity strategy that adapts to ever changing market dynamics through a market cycle. The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 50% to 100% of the Fund’s total assets. Under normal market conditions, the Fund’s long positions may range from 90% to 150% of the Fund’s total assets, and its short positions may range from 20% to 70% of the Fund’s total assets. In making investment decisions for the Fund, Convergence utilizes a bottom-up approach that focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness of the companies within each industry group.

In the six months ended May 31, 2020, the Convergence Long/Short Equity Fund returned -12.22%, versus the Russell 3000® Total Return Index at -2.91%.

Average Annual Total Returns (net of fees)
							Since
	One		One	Three	Five	Ten	Inception
Through May 31, 2020	Month	YTD	Year	Year	Year	Year	Annualized
Convergence Long/
Short Equity
Institutional
Class (MARNX)	0.76%	-13.26%	-2.17%	4.03%	4.90%	10.62%	10.53%
Russell 3000® Total
Return Index	5.35%	-5.63%	11.46%	9.54%	9.17%	12.80%	12.11%

							Since
			One	Three	Five	Ten	Inception
Through March 31, 2020	Quarter	YTD	Year	Year	Year	Year	Annualized
Convergence Long/
Short Equity
Institutional
Class (MARNX)	-18.08%	-18.08%	-9.69%	2.02%	3.76%	9.52%	10.09%
Russell 3000® Total
Return Index	-20.90%	-20.90%	-9.13%	4.00%	5.77%	10.15%	10.40%

Fund inception = 12/29/2009

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-677-9414.

Gross Expense Ratio on the Fund applicable to investors is 2.18%, the Expense Ratio net of dividends and interest on short positions is 1.32%. Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to contractually waive its management fees and/or reimburse Fund expenses to ensure that total annual fund operating expenses (exclusive of dividends or interest expenses on short positions, acquired fund fees and expenses, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), tax expenses, brokerage commissions, and extraordinary expenses) do not exceed 1.50% of the average net assets for the Institutional Class of the Long/Short Equity Fund through March 31, 2021.

Periods less than 12 months are not annualized.

Convergence Market Neutral Fund Performance

The Convergence Market Neutral Fund’s objective is to seek positive absolute returns.  The Market Neutral Fund is intended to produce returns uncorrelated to the stock market, aiding diversification while striving to improve risk adjusted returns.  The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic companies that are deemed to be attractive (and likely to increase in price), or unattractive (and likely to decrease in price).  The Fund is designed to be “market neutral,” targeting a portfolio designed to generate positive absolute returns with low correlation to the U.S. equity market over a normal business cycle.  The Fund focuses primarily on companies with medium and large market capitalizations. Convergence constructs the portfolio as an actively managed equity strategy that adapts to ever changing market dynamics through a market cycle.  The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 0% to 30% of the Fund’s total assets.  Under normal market conditions, the Fund’s long positions may range from 70% to 125% of the Fund’s total assets, and its short positions may range from 60% to 100% of the Fund’s total assets.  In making investment decisions for the Fund, Convergence utilizes a bottom-up approach that focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness (and unattractiveness) of the companies within each industry group.

In the six months ended May 31, 2020, the Convergence Market Neutral Fund returned -10.41%, versus the ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index at 0.73% and the S&P 500 Total Return Index at -2.10%.

Average Annual Total Returns (net of fees)

					Since
	One		One	Three	Inception
Through May 31, 2020	Month	YTD	Year	Year	Annualized
Convergence Market Neutral
Institutional Class (CPMNX)	-1.02%	-9.66%	-6.92%	-1.22%	-0.48%
ICE BofA Merrill Lynch 3 Month
U.S. Treasury Bill Index	0.00%	0.58%	1.84%	1.79%	1.36%
S&P 500 Total Return Index	4.76%	-4.97%	12.84%	10.23%	13.24%

					Since
			One	Three	Inception
Through March 31, 2020	Quarter	YTD	Year	Year	Annualized
Convergence Market Neutral
Institutional Class (CPMNX)	-7.99%	-7.99%	-6.18%	-0.81%	-0.06%
ICE BofA Merrill Lynch 3 Month
U.S. Treasury Bill Index	0.57%	0.57%	2.25%	1.83%	1.42%
S&P 500 Total Return Index	-19.60%	-19.60%	-6.98%	5.10%	9.33%

Fund inception = 1/29/2016

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-677-9414.

Gross Expense Ratio on the Fund applicable to investors is 2.85%,  the Expense Ratio net of dividends and interest on short positions is 1.50%. Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has contractually agreed to waive its management fees and/or reimburse Fund expenses to ensure that total annual fund operating expenses (exclusive of dividends or interest expenses on short positions, acquired fund fees and expenses, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), tax expenses, brokerage commissions, and extraordinary expenses) for the Fund does not exceed 1.50% of the Fund’s average net assets through March 31, 2021.

Periods less than 12 months are not annualized.

The Convergence fundamental stock picking methodology is geared toward long holdings with strong cash flow, earnings, profits and other desirable financial characteristics. We strive to achieve these favorable portfolio statistics while never overpaying in terms of valuation. Our research has shown that, over time, companies with these characteristics have rewarded investors, as the portfolio statistics are signs of healthy and growing companies with competitively strong business models. The Convergence process separately seeks to identify companies with weak or declining fundamentals, and our research has shown this to be effective in sourcing alpha from shorting.

In closing, as we always say, stay fundamental.

Thank you for your support.

David J. Abitz, CFA	Justin Neuberg, CFA
President & Chief Investment Officer	Co-Portfolio Manager
Convergence Investment Partners, LLC	Convergence Investment Partners, LLC

Disclosures

Past performance is not indicative of future results.

This commentary is for informational purposes only and should not be viewed as a recommendation to buy or sell any security. Investors should seek financial advice regarding the appropriateness of investing in any securities or investment strategies discussed in this documentation and should understand that statements regarding future prospects may not be realized. Investors should note that income from such securities may fluctuate and that each security’s price or value may rise or fall. Accordingly, investors may receive back less than originally invested. There is no guarantee that the views expressed will come to pass.

Mutual fund investing involves risk. Principal loss is possible. Investments in small, micro and midcap companies involve additional risks such as limited liquidity and greater volatility than larger capitalization companies. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Funds regularly make short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested. However, a mutual fund investor’s risk is limited to one’s amount of investment in a mutual fund.

Must be preceded or accompanied by a prospectus.

Diversification does not assure a profit nor protect against loss in a declining market.

The Funds are distributed by Quasar Distributors, LLC.

Alpha – The excess return of an investment relative to the return of a benchmark index is the investment’s alpha.

Correlation – A statistical measure that quantifies the degree to which two securities move in relation to each other. Correlations are used in advanced portfolio management and have a value that must fall between -1 and 1.

The Russell 3000 Index measures the performance of the largest 3000 Total Return U.S. companies representing approximately 98% of the investable U.S. equity market. The ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income. The S&P 500 Total Return Index an American stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ and assumes that any cash distributions, such as dividends, are reinvested back into the index. You cannot invest directly in an index. The volatility of an index may be materially different from that of the strategy due to varying degrees of diversification and other factors. Index returns do not reflect the deduction of any fees.

CONVERGENCE FUNDS
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/19 – 5/31/20).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CONVERGENCE FUNDS
Expense Examples (Continued)
(Unaudited)

	Convergence Long/Short Equity Fund –
	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/19	5/31/20	12/1/19 – 5/31/20*
Actual**	$1,000.00	$ 877.80	$11.36
Hypothetical (5% return
before expenses)***	$1,000.00	$1,012.90	$12.18

*
Expenses are equal to the Fund’s annualized expense ratio of 2.42%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.50%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $7.04.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $7.57.

	Convergence Market Neutral Fund –
	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/19	5/31/20	12/1/19 – 5/31/20*
Actual**	$1,000.00	$ 895.90	$13.03
Hypothetical (5% return
before expenses)***	$1,000.00	$1,011.25	$13.83

*
Expenses are equal to the Fund’s annualized expense ratio of 2.75%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.50%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $7.11.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $7.57.

CONVERGENCE LONG/SHORT EQUITY FUND
Investment Highlights
(Unaudited)

The investment objective of the Fund is to seek long-term capital growth. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in long and short positions in equity securities of domestic companies. The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization. The Fund generally considers companies with medium and large market capitalizations to be those companies that comprise the upper half of the Russell 3000® Total Return Index. As of March 29, 2020, the market capitalization range of the upper half of the Russell 3000® Total Return Index was between $1.4 billion and $1,304.8 billion. The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

Continued

CONVERGENCE LONG/SHORT EQUITY FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2020

		Russell 3000®
	Institutional	Total Return
	Class Shares	Index
One Year	-2.17%	11.46%
Three Year	4.03%	9.54%
Five Year	4.90%	9.17%
Ten Year	10.62%	12.80%
Since Inception (12/29/09)	10.53%	12.11%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The Russell 3000® Total Return Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

One cannot invest directly in an index.

Growth of $15,000 Investment

*  Inception Date

CONVERGENCE MARKET NEUTRAL FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek positive absolute returns. The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic companies that are deemed to be attractive (and likely to increase in price), or unattractive (and likely to decrease in price). The Fund is designed to be “market neutral,” targeting a portfolio designed to generate positive absolute returns with low correlation to the U.S. equity market over a normal business cycle. The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization. The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities it expects to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

Continued

CONVERGENCE MARKET NEUTRAL FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns as of May 31, 2020

		ICE BofA
		Merrill Lynch
		3-Month
	Institutional	U.S. Treasury
	Class Shares	Bill Index
One Year	-6.92%	1.84%
Three Year	-1.22%	1.79%
Since Inception (1/29/16)	-0.48%	1.36%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

One cannot invest directly in an index.

Growth of $15,000 Investment

*  Inception Date

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Investments

May 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS* 118.93%

Administrative and Support Services 4.00%
CoreLogic, Inc.	2,509	$124,346
ManpowerGroup, Inc.	1,338	92,509
MasterCard, Inc. – Class A	1,540	463,371
Moody’s Corp.	1,051	281,048
Teladoc Health, Inc. (a)	1,864	324,448
		1,285,722

Ambulatory Health Care Services 2.07%
DaVita, Inc. (a)	4,394	355,738
Medpace Holdings, Inc. (a)(b)	3,328	308,905
		664,643

Amusement, Gambling, and Recreation Industries 0.46%
WW International, Inc. (a)	6,133	146,579

Apparel Manufacturing 0.31%
Cintas Corp.	402	99,680

Beverage and Tobacco Product Manufacturing 2.04%
Philip Morris International, Inc.	4,477	328,433
Vector Group Ltd.	28,588	326,761
		655,194

Building Material and Garden Equipment
and Supplies Dealers 3.29%
Home Depot, Inc.	2,889	717,858
Lowe’s Companies, Inc.	2,613	340,604
		1,058,462

Chemical Manufacturing 8.61%
AbbVie, Inc.	3,473	321,843
Alexion Pharmaceuticals, Inc. (a)	2,690	322,531
Amgen, Inc.	1,375	315,838
Biogen, Inc. (a)	1,036	318,145
Bristol-Myers Squibb Co.	4,352	259,901
Johnson & Johnson	2,136	317,730
Mylan NV (a)(c)	17,469	298,196
Prestige Consumer Healthcare, Inc. (a)	6,700	282,740
Procter & Gamble Co.	2,841	329,329
		2,766,253

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Computer and Electronic Product Manufacturing 15.95%
Alphabet, Inc. – Class A (a)	451	$646,517
Alphabet, Inc. – Class C (a)	450	643,014
Apple, Inc. (b)	3,162	1,005,326
Cisco Systems, Inc. (b)	17,661	844,549
Fortinet, Inc. (a)	3,320	462,144
HP, Inc.	14,247	215,700
Intel Corp.	7,293	458,948
NVIDIA Corp.	1,226	435,255
QUALCOMM, Inc.	5,121	414,186
		5,125,639

Construction of Buildings 0.35%
Lennar Corp. – Class A	1,878	113,544

Credit Intermediation and Related Activities 4.94%
Bank of America Corp.	16,298	393,108
Citigroup, Inc.	4,885	234,040
JPMorgan Chase & Co.	4,294	417,849
KeyCorp	7,755	91,897
M&T Bank Corp.	712	75,230
PNC Financial Services Group, Inc.	856	97,618
Regions Financial Corp.	7,797	88,184
Wells Fargo & Co.	7,134	188,837
		1,586,763

Electrical Equipment, Appliance,
and Component Manufacturing 1.86%
Rockwell Automation, Inc.	896	193,679
Synaptics, Inc. (a)	6,326	403,093
		596,772

Electronics and Appliance Stores 0.78%
Best Buy Company, Inc.	3,225	251,840

Fabricated Metal Product Manufacturing 1.68%
Crown Holdings, Inc. (a)	2,914	190,663
Emerson Electric Co.	3,174	193,677
Silgan Holdings, Inc.	4,634	154,961
		539,301

Food and Beverage Stores 0.88%
Kroger Co.	8,625	281,348

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Food Manufacturing 1.87%
Ingredion, Inc.	3,707	$312,241
Kellogg Co.	4,413	288,213
		600,454

Food Services and Drinking Places 1.44%
Domino’s Pizza, Inc.	436	168,226
McDonald’s Corp.	774	144,212
Papa John’s International, Inc.	1,924	149,860
		462,298

General Merchandise Stores 1.99%
Target Corp.	2,452	299,953
Wal-Mart, Inc.	2,733	339,056
		639,009

Health and Personal Care Stores 1.03%
CVS Health Corp.	5,029	329,752

Insurance Carriers and Related Activities 4.70%
Allstate Corp.	1,627	159,137
Humana, Inc.	775	318,254
MetLife, Inc.	4,738	170,615
National General Holdings Corp.	8,576	174,093
Old Republican International Corp.	11,094	172,955
Prudential Financial, Inc.	2,826	172,273
UnitedHealth Group, Inc.	1,127	343,567
		1,510,894

Machinery Manufacturing 1.66%
Caterpillar, Inc.	1,577	189,445
Illinois Tool Works, Inc.	1,137	196,087
iRobot Corp. (a)	2,018	148,767
		534,299

Merchant Wholesalers, Durable Goods 1.44%
Arrow Electronics, Inc. (a)	3,317	229,138
Avnet, Inc.	8,541	232,657
		461,795

Merchant Wholesalers, Nondurable Goods 4.15%
AmerisourceBergen Corp.	3,655	348,468
Cardinal Health, Inc.	6,283	343,617

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Merchant Wholesalers, Nondurable Goods 4.15% (Continued)
McKesson Corp.	2,176	$345,266
World Fuel Services Corp.	11,569	294,778
		1,332,129

Miscellaneous Manufacturing 1.20%
3M Co.	1,280	200,243
Dover Corp.	1,927	187,401
		387,644

Nonstore Retailers 3.20%
Amazon.com, Inc. (a)	338	825,522
WW Grainger, Inc.	654	202,491
		1,028,013

Oil and Gas Extraction 0.59%
Phillips 66	2,402	187,981

Other Information Services 1.99%
Facebook, Inc. – Class A (a)	2,835	638,130

Paper Manufacturing 2.04%
Graphic Packaging Holding Co.	12,287	177,793
International Paper Co.	4,297	146,313
Kimberly-Clark Corp.	2,330	329,555
		653,661

Performing Arts, Spectator Sports, and Related Industries 2.02%
Electronic Arts, Inc. (a)	5,278	648,560

Petroleum and Coal Products Manufacturing 0.92%
Valero Energy Corp.	4,422	294,682

Pipeline Transportation 0.92%
Williams Cos., Inc.	14,385	293,886

Plastics and Rubber Products Manufacturing 0.36%
Newell Brands, Inc.	8,871	116,654

Primary Metal Manufacturing 0.63%
Reliance Steel & Aluminum Co.	2,071	200,887

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Professional, Scientific, and Technical Services 6.82%
eBay, Inc.	6,189	$281,847
GoDaddy, Inc. – Class A (a)	6,117	472,538
H&R Block, Inc.	9,263	157,471
Syneos Health, Inc. (a)	4,257	259,634
Teledyne Technologies, Inc. (a)	525	196,413
Virtu Financial, Inc. – Class A	12,839	306,210
VMware, Inc. – Class A (a)(b)	3,297	515,223
		2,189,336

Publishing Industries (except Internet) 14.35%
Activision Blizzard, Inc.	5,635	405,607
Adobe Systems, Inc. (a)	1,226	473,972
Autodesk, Inc. (a)	2,322	488,502
Cadence Design Systems, Inc. (a)	5,324	486,028
Citrix Systems, Inc.	3,341	494,868
Microsoft Corp. (b)	2,614	479,016
NortonLifeLock, Inc.	21,706	494,463
Oracle Corp.	8,740	469,950
SPS Commerce, Inc. (a)	7,027	478,960
Zynga, Inc. – Class A (a)	36,855	337,223
		4,608,589

Real Estate 0.86%
CBRE Group, Inc. – Class A (a)	3,074	135,195
Jones Lang LaSalle, Inc.	1,367	139,980
		275,175

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 4.80%
Affiliated Managers Group, Inc.	4,323	287,998
Gilead Sciences, Inc.	4,156	323,461
MarketAxess Holdings, Inc.	615	312,783
Morgan Stanley	7,121	314,748
S&P Global, Inc.	932	302,919
		1,541,909

Specialty Trade Contractors 1.18%
EMCOR Group, Inc.	2,879	182,960
Quanta Services, Inc.	5,293	195,471
		378,431

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Support Activities for Agriculture and Forestry 0.56%
Corteva, Inc.	6,584	$179,809

Support Activities for Transportation 1.02%
CH Robinson Worldwide, Inc.	2,186	177,350
Hub Group, Inc. – Class A (a)	3,239	151,488
		328,838
Telecommunications 2.38%
AT&T, Inc.	24,724	762,983

Textile Product Mills 0.30%
Tempur Sealy International, Inc. (a)	1,472	96,019

Transportation Equipment Manufacturing 1.62%
Lockheed Martin Corp.	511	198,493
Tesla, Inc. (a)	191	159,485
Winnebago Industries, Inc.	2,948	160,371
		518,349

Truck Transportation 1.13%
Landstar System, Inc.	1,691	196,596
Werner Enterprises, Inc.	3,592	166,022
		362,618

Utilities 3.62%
AES Corp.	18,373	229,479
Entergy Corp.	2,517	256,281
MDU Resources Group, Inc.	10,428	226,913
NextEra Energy, Inc.	979	250,193
Southern Co.	3,522	201,001
		1,163,867

Waste Management and Remediation Services 0.29%
Waste Management, Inc.	867	92,552

Wood Product Manufacturing 0.63%
UFP Industries, Inc.	4,399	201,166
TOTAL COMMON STOCKS (Cost $32,557,396)		38,192,109

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS* 3.43%

Data Processing, Hosting and Related Services 0.37%
CyrusOne, Inc.	1,583	$117,680

Forestry and Logging 0.47%
Weyerhaeuser Co.	7,437	150,153

Real Estate 1.72%
EastGroup Properties, Inc.	1,110	129,038
Equity LifeStyle Properties, Inc.	2,256	140,548
Equity Residential	2,320	140,499
First Industrial Realty Trust, Inc.	3,704	140,308
		550,393

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 0.44%
Americold Realty Trust	3,985	142,304

Telecommunications 0.43%
American Tower Corp.	544	140,445
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,052,353)		1,100,975

SHORT-TERM INVESTMENTS 0.83%
First American Government Obligations Fund –
Class X, 0.091% (b)(d)	267,270	267,270
TOTAL SHORT-TERM INVESTMENTS (Cost $267,270)		267,270
Total Investments (Cost $33,877,019) 123.19%		39,560,354
Liabilities in Excess of Other Assets (23.19)%		(7,445,797)
TOTAL NET ASSETS 100.00%		$32,114,557

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all or a portion of these securities, totaling $37,310,321, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	This security is not pledged as collateral for securities sold short.
(c)	Foreign issued security.
(d)	Seven day yield as of May 31, 2020.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze vennootschap is a Dutch term for publicly traded companies.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Securities Sold Short

May 31, 2020 (Unaudited)

	Shares	Value

SECURITIES SOLD SHORT (53.47)%

COMMON STOCKS (50.36)%

Accommodation (0.22)%
Extended Stay America, Inc.	(6,220)	$(71,530)

Administrative and Support Services (0.27)%
Korn Ferry	(1,531)	(46,328)
US Ecology, Inc.	(1,282)	(43,165)
		(89,493)

Air Transportation (0.24)%
Allegiant Travel Co.	(730)	(77,782)

Ambulatory Health Care Services (0.89)%
Guardant Health, Inc.	(1,339)	(121,032)
iRhythm Technologies, Inc.	(960)	(119,338)
Y-mAbs Therapeutics, Inc.	(1,159)	(44,251)
		(284,621)

Apparel Manufacturing (0.13)%
Under Armour, Inc. – Class C	(5,389)	(42,358)

Beverage and Tobacco Product Manufacturing (0.38)%
Keurig Dr Pepper, Inc.	(4,411)	(123,155)

Broadcasting (except Internet) (1.89)%
Madison Square Garden Co.	(927)	(158,173)
Nexstar Media Group, Inc. – Class A	(1,893)	(157,706)
Roku, Inc.	(1,215)	(133,055)
Walt Disney Co.	(1,339)	(157,065)
		(605,999)

Chemical Manufacturing (5.05)%
Adverum Biotechnologies, Inc.	(1,693)	(34,927)
Albemarle Corp.	(769)	(58,844)
Arena Pharmaceuticals, Inc.	(958)	(57,260)
Bluebird Bio, Inc.	(1,109)	(70,566)
Blueprint Medicines Corp.	(1,083)	(70,547)
Cabot Microelectronics Corp.	(1,023)	(148,192)
Chemours Co.	(4,180)	(54,800)
Deciphera Pharmaceuticals, Inc.	(1,324)	(77,547)
Denali Therapeutics, Inc.	(2,166)	(60,280)
DuPont de Nemours, Inc.	(1,175)	(59,608)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Securities Sold Short (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Chemical Manufacturing (5.05)% (Continued)
Fate Therapeutics, Inc.	(1,853)	$(60,093)
Global Blood Therapeutics, Inc.	(1,161)	(81,176)
Immunomedics, Inc.	(3,912)	(131,403)
Ingevity Corp.	(1,113)	(58,622)
Insmed, Inc.	(2,005)	(48,701)
Iovance Biotherapeutics, Inc.	(2,286)	(73,358)
Linde PLC (a)	(292)	(59,083)
Mirati Therapeutics, Inc.	(816)	(80,939)
Mosaic Co.	(4,950)	(59,845)
MyoKardia, Inc.	(1,038)	(106,176)
Principia Biopharma, Inc.	(760)	(48,556)
Sage Therapeutics, Inc.	(1,116)	(39,864)
Twist Bioscience Corp.	(1,024)	(38,861)
Zogenix, Inc.	(1,412)	(41,132)
		(1,620,380)

Clothing and Clothing Accessories Stores (1.80)%
Foot Locker, Inc.	(7,349)	(203,567)
L Brands, Inc.	(12,093)	(195,787)
Gap, Inc.	(19,779)	(176,033)
		(575,387)

Computer and Electronic Product Manufacturing (2.92)%
Advanced Energy Industries, Inc.	(2,215)	(148,028)
Coherent, Inc.	(1,264)	(183,544)
Cree, Inc.	(2,962)	(156,068)
Cubic Corp.	(1,439)	(59,301)
L3Harris Technologies, Inc.	(350)	(69,808)
Onto Innovation, Inc.	(4,474)	(139,052)
ViaSat, Inc.	(4,263)	(179,046)
		(934,847)

Construction of Buildings (0.27)%
Taylor Morrison Home Corp.	(2,259)	(43,666)
Toll Brothers, Inc.	(1,358)	(43,877)
		(87,543)

Credit Intermediation and Related Activities (2.87)%
Ally Financial, Inc.	(6,278)	(109,488)
Ameris Bancorp	(1,938)	(46,958)
Atlantic Union Bankshares Corp.	(2,199)	(50,907)
CIT Group, Inc.	(3,159)	(57,304)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Securities Sold Short (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Credit Intermediation and Related Activities (2.87)% (Continued)
First Financial Bancorp	(3,194)	$(42,448)
Hancock Whitney Corp.	(3,763)	(81,356)
Independent Bank Group, Inc.	(1,263)	(47,842)
Santander Consumer USA Holdings, Inc.	(6,657)	(110,040)
Sterling Bancorp	(7,782)	(95,719)
Synovus Financial Corp.	(4,301)	(82,536)
TCF Financial Corp.	(2,682)	(77,563)
Wintrust Financial Corp.	(1,859)	(78,747)
WSFS Financial Corp.	(1,486)	(41,118)
		(922,026)

Data Processing, Hosting and Related Services (0.72)%
Upwork, Inc.	(3,961)	(49,275)
Yext, Inc.	(11,606)	(183,259)
		(232,534)

Electrical Equipment, Appliance,
and Component Manufacturing (0.83)%
Energizer Holdings, Inc.	(3,274)	(143,663)
GrafTech International Ltd.	(8,325)	(56,943)
Woodward, Inc.	(993)	(68,100)
		(268,706)

Fabricated Metal Product Manufacturing (0.38)%
Hillenbrand, Inc.	(2,525)	(64,994)
Proto Labs, Inc.	(469)	(59,258)
		(124,252)

Food and Beverage Stores (0.58)%
GrubHub, Inc.	(3,301)	(187,299)

Food Manufacturing (1.09)%
Beyond Meat, Inc.	(896)	(114,948)
Freshpet, Inc.	(1,600)	(123,488)
Simply Good Foods Co.	(6,607)	(112,517)
		(350,953)

Food Services and Drinking Places (0.80)%
Casey’s General Stores, Inc.	(778)	(124,270)
Darden Restaurants, Inc.	(806)	(61,949)
Shake Shack, Inc. – Class A	(1,280)	(71,104)
		(257,323)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Securities Sold Short (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

General Merchandise Stores (1.24)%
Five Below, Inc.	(1,922)	$(201,137)
Kohl’s Corp.	(10,129)	(194,679)
		(395,816)

Health and Personal Care Stores (0.36)%
Covetrus, Inc.	(7,666)	(117,136)

Insurance Carriers and Related Activities (0.95)%
American International Group, Inc.	(2,157)	(64,840)
Athene Holding, Ltd. – Class A (a)	(2,044)	(59,051)
eHealth, Inc.	(492)	(64,167)
Lincoln National Corp.	(1,526)	(57,881)
White Mountains Insurance Group Ltd. (a)	(66)	(60,427)
		(306,366)

Machinery Manufacturing (1.39)%
Altra Industrial Motion Corp.	(2,464)	(76,384)
Chart Industries, Inc.	(1,870)	(73,398)
Glaukos Corp.	(2,780)	(108,364)
II-VI, Inc.	(3,910)	(185,843)
		(443,989)

Merchant Wholesalers, Durable Goods (0.89)%
IAA, Inc.	(1,094)	(44,854)
InterDigital, Inc.	(3,228)	(177,443)
Sunrun, Inc.	(3,851)	(64,312)
		(286,609)

Merchant Wholesalers, Nondurable Goods (1.60)%
Allakos, Inc.	(931)	(60,515)
Arrowhead Pharmaceuticals, Inc.	(2,191)	(70,638)
Capri Holdings Ltd. (a)	(2,943)	(44,263)
Nu Skin Enterprises, Inc. – Class A	(4,062)	(151,025)
Performance Food Group Co.	(4,676)	(124,615)
Wingstop, Inc.	(499)	(60,853)
		(511,909)

Mining (except Oil and Gas) (0.18)%
Coeur Mining, Inc.	(9,970)	(57,328)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Securities Sold Short (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Miscellaneous Manufacturing (1.60)%
Cantel Medical Corp.	(2,735)	$(115,089)
Cardiovascular Systems, Inc.	(2,988)	(115,695)
Inspire Medical Systems, Inc.	(1,448)	(118,070)
Mattel, Inc.	(4,631)	(42,652)
Shockwave Medical, Inc.	(2,765)	(121,687)
		(513,193)

Motion Picture and Sound Recording Industries (1.03)%
Cinemark Holdings, Inc.	(10,856)	(163,166)
World Wrestling Entertainment, Inc. – Class A	(3,631)	(168,006)
		(331,172)

Motor Vehicle and Parts Dealers (0.50)%
Cargurus, Inc.	(6,223)	(161,674)

Nursing and Residential Care Facilities (0.36)%
Ensign Group, Inc.	(2,646)	(115,683)

Oil and Gas Extraction (0.70)%
Occidental Petroleum Corp.	(8,268)	(107,071)
WPX Energy, Inc.	(20,847)	(118,202)
		(225,273)

Other Information Services (0.80)%
Chegg, Inc.	(1,184)	(72,319)
LiveRamp Holdings, Inc.	(3,692)	(186,187)
		(258,506)

Performing Arts, Spectator Sports, and Related Industries (0.49)%
Live Nation Entertainment, Inc.	(3,189)	(156,771)

Primary Metal Manufacturing (0.74)%
Alcoa Corp.	(6,163)	(56,761)
Viavi Solutions, Inc.	(15,591)	(180,700)
		(237,461)
Professional, Scientific, and Technical Services (2.44)%
Alector, Inc.	(1,690)	(55,263)
Biohaven Pharmaceutical Holding Co. Ltd. (a)	(1,201)	(75,026)
Elastic NV (a)	(2,169)	(186,360)
Epizyme, Inc.	(2,061)	(36,171)
Fluor Corp.	(5,939)	(68,952)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Securities Sold Short (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Professional, Scientific, and Technical Services (2.44)% (Continued)
LivePerson, Inc.	(4,838)	$(181,183)
Pluralsight, Inc. – Class A	(8,620)	(179,555)
		(782,510)

Publishing Industries (except Internet) (4.53)%
Appfolio, Inc. – Class A	(1,153)	(182,762)
Medallia, Inc.	(6,485)	(183,396)
MongoDB, Inc.	(822)	(190,794)
PROS Holdings, Inc.	(4,646)	(180,962)
Q2 Holdings, Inc.	(2,143)	(177,055)
Splunk, Inc.	(985)	(183,052)
Varonis Systems, Inc.	(2,119)	(178,822)
Workday, Inc. – Class A	(971)	(178,111)
		(1,454,954)

Real Estate (0.16)%
Howard Hughes Corp.	(984)	(49,840)

Religious, Grantmaking, Civic, Professional,
and Similar Organizations (0.37)%
HealthEquity, Inc.	(1,907)	(118,177)

Rental and Leasing Services (0.44)%
Air Lease Corp.	(2,304)	(69,373)
AMERCO	(231)	(74,498)
		(143,871)

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities (1.36)%
Ares Management Corp. – Class A	(3,111)	(117,471)
Brighthouse Financial, Inc.	(1,938)	(57,578)
CommScope Holding Company, Inc.	(17,889)	(184,436)
WillScot Corp.	(5,693)	(75,945)
		(435,430)

Support Activities for Mining (0.71)%
Diamondback Energy, Inc.	(2,757)	(117,393)
Noble Energy, Inc.	(12,607)	(110,059)
		(227,452)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Securities Sold Short (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Telecommunications (2.01)%
GCI Liberty, Inc. – Class A	(2,233)	$(154,501)
Twilio, Inc. – Class A	(921)	(181,990)
ViacomCBS, Inc. – Class B	(7,372)	(152,895)
Vonage Holdings Corp.	(15,973)	(153,820)
		(643,206)

Transit and Ground Passenger Transportation (0.50)%
Lyft, Inc. – Class A	(2,382)	(74,461)
Uber Technologies, Inc.	(2,357)	(85,606)
		(160,067)

Transportation Equipment Manufacturing (1.11)%
Boeing Co.	(458)	(66,799)
Ford Motor Co.	(11,966)	(68,326)
Fox Factory Holding Corp.	(982)	(70,812)
TransDigm Group, Inc.	(184)	(78,167)
Westinghouse Air Brake Technologies Corp.	(1,212)	(74,017)
		(358,121)
Utilities (2.20)%
ALLETE, Inc.	(1,555)	(91,325)
Edison International	(1,529)	(88,850)
Essential Utilities, Inc.	(2,113)	(92,465)
Evergy, Inc.	(1,433)	(88,402)
First Solar, Inc.	(3,303)	(153,986)
New Jersey Resources Corp.	(2,691)	(94,508)
South Jersey Industries, Inc.	(3,448)	(97,785)
		(707,321)

Waste Management and Remediation Services (0.37)%
Darling Ingredients, Inc.	(4,929)	(114,895)
TOTAL COMMON STOCKS (Proceeds $16,402,581)		(16,170,918)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Schedule of Securities Sold Short (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (3.11)%

Accommodation (0.16%)
Park Hotels & Resorts, Inc.	(5,193)	$(51,047)

Real Estate (2.95)%
AGNC Investment Corp.	(9,680)	(125,259)
Apple Hospitality REIT, Inc.	(5,158)	(52,663)
Blackstone Mortgage Trust, Inc. – Class A	(4,737)	(111,746)
Brixmor Property Group, Inc.	(4,107)	(45,834)
Chimera Investment Corp.	(15,337)	(127,451)
EPR Properties	(1,556)	(49,123)
Essential Properties Realty Trust, Inc.	(3,997)	(54,519)
Mack-Cali Realty Corp.	(3,367)	(51,212)
Ryman Hospitality Properties, Inc.	(1,666)	(56,944)
Simon Property Group, Inc.	(916)	(52,853)
Two Harbors Investment Corp.	(16,042)	(72,510)
UDR, Inc.	(1,300)	(48,074)
VEREIT, Inc.	(8,977)	(49,194)
Welltower, Inc.	(1,003)	(50,822)
		(948,204)

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Proceeds $1,071,164)		(999,251)
Total Securities Sold Short (Proceeds $17,473,745)		$(17,170,169)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments

May 31, 2020 (Unaudited)

	Shares	Value

COMMON STOCKS* 94.37%

Administrative and Support Services 3.66%
CoreLogic, Inc.	4,090	$202,700
ManpowerGroup, Inc.	2,679	185,226
MasterCard, Inc. – Class A	789	237,403
Moody’s Corp.	863	230,775
Teladoc Health, Inc. (a)	1,489	259,175
		1,115,279

Ambulatory Health Care Services 1.64%
DaVita, Inc. (a)	3,195	258,667
Medpace Holdings, Inc. (a)(b)	2,577	239,197
		497,864

Amusement, Gambling, and Recreation Industries 0.70%
WW International, Inc. (a)	8,902	212,758

Apparel Manufacturing 0.65%
Cintas Corp.	804	199,360

Beverage and Tobacco Product Manufacturing 1.52%
Philip Morris International, Inc.	3,166	232,257
Vector Group Ltd.	20,204	230,932
		463,189

Building Material and Garden Equipment
and Supplies Dealers 1.22%
Home Depot, Inc.	743	184,621
Lowe’s Companies, Inc.	1,422	185,357
		369,978

Chemical Manufacturing 7.05%
AbbVie, Inc.	2,632	243,907
Alexion Pharmaceuticals, Inc. (a)	2,123	254,548
Amgen, Inc.	1,114	255,885
Biogen, Inc. (a)	832	255,499
Bristol-Myers Squibb Co.	4,010	239,477
Johnson & Johnson	1,653	245,884
Mylan NV (a)(c)	14,079	240,329
Prestige Consumer Healthcare, Inc. (a)	5,623	237,291
Procter & Gamble Co.	1,482	171,793
		2,144,613

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Computer and Electronic Product Manufacturing 6.48%
Alphabet, Inc. – Class A (a)	121	$173,456
Alphabet, Inc. – Class C (a)	114	162,897
Apple, Inc. (b)	745	236,865
Cisco Systems, Inc. (b)	5,236	250,385
Fortinet, Inc. (a)	1,728	240,538
HP, Inc.	15,641	236,805
Intel Corp.	3,494	219,877
NVIDIA Corp.	641	227,568
QUALCOMM, Inc.	2,785	225,251
		1,973,642

Construction of Buildings 0.80%
Lennar Corp. – Class A	4,025	243,352

Credit Intermediation and Related Activities 6.02%
Bank of America Corp.	9,237	222,796
Citigroup, Inc.	4,962	237,730
JPMorgan Chase & Co.	2,318	225,565
KeyCorp	19,461	230,613
M&T Bank Corp.	2,157	227,909
PNC Financial Services Group, Inc.	2,030	231,501
Regions Financial Corp.	20,459	231,391
Wells Fargo & Co.	8,504	225,101
		1,832,606

Electrical Equipment, Appliance,
and Component Manufacturing 1.52%
Rockwell Automation, Inc.	1,122	242,531
Synaptics, Inc. (a)	3,461	220,535
		463,066

Electronics and Appliance Stores 0.61%
Best Buy Company, Inc.	2,383	186,088

Fabricated Metal Product Manufacturing 2.42%
Crown Holdings, Inc. (a)	3,856	252,298
Emerson Electric Co.	3,980	242,860
Silgan Holdings, Inc.	7,197	240,668
		735,826

Food and Beverage Stores 0.45%
Kroger Co.	4,182	136,417

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Food Manufacturing 1.53%
Ingredion, Inc.	2,770	$233,317
Kellogg Co.	3,558	232,373
		465,690

Food Services and Drinking Places 2.16%
Domino’s Pizza, Inc.	595	229,575
McDonald’s Corp.	1,112	207,188
Papa John’s International, Inc.	2,825	220,039
		656,802

General Merchandise Stores 1.03%
Target Corp.	1,538	188,144
Wal-Mart, Inc.	1,007	124,928
		313,072

Health and Personal Care Stores 0.80%
CVS Health Corp.	3,725	244,248

Insurance Carriers and Related Activities 5.19%
Allstate Corp.	2,169	212,150
Humana, Inc.	614	252,138
MetLife, Inc.	5,995	215,880
National General Holdings Corp.	10,794	219,118
Old Republican International Corp.	13,791	215,002
Prudential Financial, Inc.	3,534	215,433
UnitedHealth Group, Inc.	816	248,758
		1,578,479

Machinery Manufacturing 2.40%
Caterpillar, Inc.	2,083	250,231
Illinois Tool Works, Inc.	1,373	236,788
iRobot Corp. (a)	3,297	243,055
		730,074

Merchant Wholesalers, Durable Goods 1.54%
Arrow Electronics, Inc. (a)	3,461	239,086
Avnet, Inc.	8,406	228,979
		468,065

Merchant Wholesalers, Nondurable Goods 3.13%
AmerisourceBergen Corp.	2,590	246,931
Cardinal Health, Inc.	4,560	249,386

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Merchant Wholesalers, Nondurable Goods 3.13% (Continued)
McKesson Corp.	1,581	$250,857
World Fuel Services Corp.	8,110	206,643
		953,817

Miscellaneous Manufacturing 1.62%
3M Co.	1,592	249,052
Dover Corp.	2,491	242,250
		491,302

Nonstore Retailers 1.38%
Amazon.com, Inc. (a)	76	185,620
WW Grainger, Inc.	765	236,860
		422,480

Oil and Gas Extraction 0.66%
Phillips 66	2,559	200,267

Other Information Services 0.55%
Facebook, Inc. – Class A (a)	743	167,242

Paper Manufacturing 2.15%
Graphic Packaging Holding Co.	16,947	245,223
International Paper Co.	7,017	238,929
Kimberly-Clark Corp.	1,199	169,587
		653,739

Performing Arts, Spectator Sports, and Related Industries 0.52%
Electronic Arts, Inc. (a)	1,294	159,007

Petroleum and Coal Products Manufacturing 0.70%
Valero Energy Corp.	3,198	213,115

Pipeline Transportation 0.72%
Williams Cos., Inc.	10,714	218,887

Plastics and Rubber Products Manufacturing 0.77%
Newell Brands, Inc.	17,884	235,175

Primary Metal Manufacturing 0.80%
Reliance Steel & Aluminum Co.	2,521	244,537

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Professional, Scientific, and Technical Services 5.34%
eBay, Inc.	4,118	$187,534
GoDaddy, Inc. – Class A (a)	3,130	241,793
H&R Block, Inc.	12,155	206,635
Syneos Health, Inc. (a)	3,974	242,374
Teledyne Technologies, Inc. (a)	657	245,797
Virtu Financial, Inc. – Class A	10,054	239,788
VMware, Inc. – Class A (a)(b)	1,684	263,158
		1,627,079

Publishing Industries (except Internet) 7.47%
Activision Blizzard, Inc.	2,354	169,441
Adobe Systems, Inc. (a)	615	237,759
Autodesk, Inc. (a)	1,124	236,467
Cadence Design Systems, Inc. (a)	2,678	244,475
Citrix Systems, Inc.	1,608	238,177
Microsoft Corp. (b)	1,244	227,963
NortonLifeLock, Inc.	11,203	255,203
Oracle Corp.	4,341	233,416
SPS Commerce, Inc. (a)	3,482	237,333
Zynga, Inc. – Class A (a)	20,997	192,123
		2,272,357

Real Estate 1.46%
CBRE Group, Inc. – Class A (a)	5,092	223,947
Jones Lang LaSalle, Inc.	2,156	220,774
		444,721

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 3.92%
Affiliated Managers Group, Inc.	3,358	223,710
Gilead Sciences, Inc.	3,225	251,002
MarketAxess Holdings, Inc.	481	244,632
Morgan Stanley	5,242	231,696
S&P Global, Inc.	751	244,090
		1,195,130

Specialty Trade Contractors 1.56%
EMCOR Group, Inc.	3,635	231,004
Quanta Services, Inc.	6,634	244,993
		475,997

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Support Activities for Agriculture and Forestry 0.82%
Corteva, Inc.	9,124	$249,176

Support Activities for Transportation 1.18%
CH Robinson Worldwide, Inc.	2,278	184,814
Hub Group, Inc. – Class A (a)	3,726	174,265
		359,079

Telecommunications 0.78%
AT&T, Inc.	7,725	238,394

Textile Product Mills 0.78%
Tempur Sealy International, Inc. (a)	3,657	238,546

Transportation Equipment Manufacturing 2.00%
Lockheed Martin Corp.	610	236,948
Tesla, Inc. (a)	226	188,710
Winnebago Industries, Inc.	3,356	182,566
		608,224

Truck Transportation 1.20%
Landstar System, Inc.	1,579	183,575
Werner Enterprises, Inc.	3,952	182,661
		366,236

Utilities 3.99%
AES Corp.	18,976	237,010
Entergy Corp.	2,356	239,888
MDU Resources Group, Inc.	11,311	246,127
NextEra Energy, Inc.	966	246,871
Southern Co.	4,268	243,575
		1,213,471

Waste Management and Remediation Services 0.67%
Waste Management, Inc.	1,900	202,825

Wood Product Manufacturing 0.81%
UFP Industries, Inc.	5,391	246,530
TOTAL COMMON STOCKS (Cost $25,519,692)		28,727,801

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS* 5.83%

Data Processing, Hosting and Related Services 0.74%
CyrusOne, Inc.	3,055	$227,109

Forestry and Logging 0.69%
Weyerhaeuser Co.	10,478	211,551

Real Estate 2.92%
EastGroup Properties, Inc.	1,878	218,318
Equity LifeStyle Properties, Inc.	3,594	223,905
Equity Residential	3,614	218,864
First Industrial Realty Trust, Inc.	5,901	223,529
		884,616

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 0.74%
Americold Realty Trust	6,350	226,759

Telecommunications 0.74%
American Tower Corp.	870	224,608
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,680,569)		1,774,643

SHORT-TERM INVESTMENTS 1.22%
First American Government Obligations Fund –
Class X, 0.091% (b)(d)	372,573	372,573
TOTAL SHORT-TERM INVESTMENTS (Cost $372,573)		372,573
Total Investments (Cost $27,572,834) 101.42%		30,875,017
Liabilities in Excess of Other Assets (1.42)%		(432,446)
TOTAL NET ASSETS 100.00%		$30,442,571

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all or a portion of these securities, totaling $30,820,106, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	This security is not pledged as collateral for securities sold short.
(c)	Foreign issued security.
(d)	Seven day yield as of May 31, 2020.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze vennootschap is a Dutch term for publicly traded companies.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short

May 31, 2020 (Unaudited)

	Shares	Value

SECURITIES SOLD SHORT (71.59)%

COMMON STOCKS (65.00)%

Accommodation (0.51)%
Extended Stay America, Inc.	(13,513)	$(155,400)

Administrative and Support Services (0.93)%
Korn Ferry	(4,626)	(139,983)
US Ecology, Inc.	(4,295)	(144,613)
		(284,596)

Air Transportation (0.43)%
Allegiant Travel Co.	(1,240)	(132,122)

Ambulatory Health Care Services (1.23)%
Guardant Health, Inc.	(1,629)	(147,245)
iRhythm Technologies, Inc.	(1,144)	(142,211)
Y-mAbs Therapeutics, Inc.	(2,274)	(86,821)
		(376,277)

Apparel Manufacturing (0.45)%
Under Armour, Inc. – Class C	(17,261)	(135,671)

Beverage and Tobacco Product Manufacturing (0.45)%
Keurig Dr Pepper, Inc.	(4,906)	(136,976)

Broadcasting (except Internet) (1.06)%
Madison Square Garden Co.	(476)	(81,220)
Nexstar Media Group, Inc. – Class A	(1,025)	(85,393)
Roku, Inc.	(701)	(76,767)
Walt Disney Co.	(684)	(80,233)
		(323,613)

Chemical Manufacturing (7.74)%
Adverum Biotechnologies, Inc.	(4,123)	(85,057)
Albemarle Corp.	(1,755)	(134,292)
Arena Pharmaceuticals, Inc.	(1,503)	(89,835)
Bluebird Bio, Inc.	(1,350)	(85,901)
Blueprint Medicines Corp.	(1,251)	(81,490)
Cabot Microelectronics Corp.	(877)	(127,042)
Chemours Co.	(9,796)	(128,426)
Deciphera Pharmaceuticals, Inc.	(1,509)	(88,382)
Denali Therapeutics, Inc.	(3,056)	(85,048)
DuPont de Nemours, Inc.	(2,627)	(133,268)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Chemical Manufacturing (7.74)% (Continued)
Fate Therapeutics, Inc.	(2,601)	$(84,350)
Global Blood Therapeutics, Inc.	(1,249)	(87,330)
Immunomedics, Inc.	(2,525)	(84,815)
Ingevity Corp.	(2,455)	(129,305)
Insmed, Inc.	(3,377)	(82,027)
Iovance Biotherapeutics, Inc.	(2,565)	(82,311)
Linde PLC (a)	(688)	(139,210)
Mirati Therapeutics, Inc.	(793)	(78,658)
Mosaic Co.	(10,860)	(131,297)
MyoKardia, Inc.	(812)	(83,059)
Principia Biopharma, Inc.	(1,334)	(85,229)
Sage Therapeutics, Inc.	(2,141)	(76,477)
Twist Bioscience Corp.	(2,339)	(88,766)
Zogenix, Inc.	(2,945)	(85,788)
		(2,357,363)

Clothing and Clothing Accessories Stores (1.23)%
Foot Locker, Inc.	(4,463)	(123,625)
L Brands, Inc.	(8,071)	(130,670)
Gap, Inc.	(13,260)	(118,014)
		(372,309)

Computer and Electronic Product Manufacturing (3.08)%
Advanced Energy Industries, Inc.	(1,957)	(130,786)
Coherent, Inc.	(974)	(141,435)
Cree, Inc.	(2,365)	(124,612)
Cubic Corp.	(3,377)	(139,166)
L3Harris Technologies, Inc.	(712)	(142,009)
Onto Innovation, Inc.	(3,966)	(123,263)
ViaSat, Inc.	(3,285)	(137,970)
		(939,241)

Construction of Buildings (0.92)%
Taylor Morrison Home Corp.	(7,232)	(139,795)
Toll Brothers, Inc.	(4,347)	(140,451)
		(280,246)
Credit Intermediation and Related Activities (5.19)%
Ally Financial, Inc.	(7,834)	(136,624)
Ameris Bancorp	(4,981)	(120,690)
Atlantic Union Bankshares Corp.	(5,084)	(117,695)
CIT Group, Inc.	(6,422)	(116,495)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Credit Intermediation and Related Activities (5.19)% (Continued)
First Financial Bancorp	(8,792)	$(116,846)
Hancock Whitney Corp.	(5,464)	(118,132)
Independent Bank Group, Inc.	(3,309)	(125,344)
Santander Consumer USA Holdings, Inc.	(8,328)	(137,662)
Sterling Bancorp	(9,606)	(118,154)
Synovus Financial Corp.	(6,126)	(117,558)
TCF Financial Corp.	(4,070)	(117,704)
Wintrust Financial Corp.	(2,761)	(116,956)
WSFS Financial Corp.	(4,320)	(119,534)
		(1,579,394)

Data Processing, Hosting and Related Services (0.98)%
Upwork, Inc.	(12,177)	(151,482)
Yext, Inc.	(9,394)	(148,331)
		(299,813)

Electrical Equipment, Appliance,
and Component Manufacturing (1.31)%
Energizer Holdings, Inc.	(2,829)	(124,137)
GrafTech International Ltd.	(19,796)	(135,404)
Woodward, Inc.	(2,021)	(138,600)
		(398,141)

Fabricated Metal Product Manufacturing (0.91)%
Hillenbrand, Inc.	(5,347)	(137,632)
Proto Labs, Inc.	(1,110)	(140,249)
		(277,881)

Food and Beverage Stores (0.46)%
GrubHub, Inc.	(2,487)	(141,112)

Food Manufacturing (1.37)%
Beyond Meat, Inc.	(1,112)	(142,658)
Freshpet, Inc.	(1,757)	(135,605)
Simply Good Foods Co.	(7,968)	(135,695)
		(413,958)

Food Services and Drinking Places (1.32)%
Casey’s General Stores, Inc.	(601)	(95,998)
Darden Restaurants, Inc.	(1,947)	(149,646)
Shake Shack, Inc. – Class A	(2,787)	(154,818)
		(400,462)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

General Merchandise Stores (0.84)%
Five Below, Inc.	(1,262)	$(132,068)
Kohl’s Corp.	(6,531)	(125,526)
		(257,594)

Health and Personal Care Stores (0.47)%
Covetrus, Inc.	(9,291)	(141,967)

Insurance Carriers and Related Activities (2.13)%
American International Group, Inc.	(4,222)	(126,913)
Athene Holding, Ltd. – Class A (a)	(4,475)	(129,283)
eHealth, Inc.	(1,028)	(134,072)
Lincoln National Corp.	(3,343)	(126,800)
White Mountains Insurance Group Ltd. (a)	(143)	(130,925)
		(647,993)

Machinery Manufacturing (1.82)%
Altra Industrial Motion Corp.	(4,530)	(140,430)
Chart Industries, Inc.	(3,421)	(134,274)
Glaukos Corp.	(3,566)	(139,003)
II-VI, Inc.	(2,990)	(142,114)
		(555,821)

Merchant Wholesalers, Durable Goods (1.41)%
IAA, Inc.	(3,601)	(147,641)
InterDigital, Inc.	(2,510)	(137,975)
Sunrun, Inc.	(8,725)	(145,708)
		(431,324)

Merchant Wholesalers, Nondurable Goods (2.20)%
Allakos, Inc.	(1,207)	(78,455)
Arrowhead Pharmaceuticals, Inc.	(2,532)	(81,632)
Capri Holdings Ltd. (a)	(8,562)	(128,772)
Nu Skin Enterprises, Inc. – Class A	(3,369)	(125,259)
Performance Food Group Co.	(3,617)	(96,393)
Wingstop, Inc.	(1,300)	(158,535)
		(669,046)

Mining (except Oil and Gas) (0.47)%
Coeur Mining, Inc.	(24,808)	(142,646)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Miscellaneous Manufacturing (2.34)%
Cantel Medical Corp.	(3,334)	$(140,295)
Cardiovascular Systems, Inc.	(3,642)	(141,018)
Inspire Medical Systems, Inc.	(1,796)	(146,446)
Mattel, Inc.	(14,824)	(136,529)
Shockwave Medical, Inc.	(3,358)	(147,786)
		(712,074)

Motion Picture and Sound Recording Industries (0.53)%
Cinemark Holdings, Inc.	(5,195)	(78,081)
World Wrestling Entertainment, Inc. – Class A	(1,793)	(82,962)
		(161,043)

Motor Vehicle and Parts Dealers (0.26)%
Cargurus, Inc.	(3,084)	(80,122)

Nursing and Residential Care Facilities (0.46)%
Ensign Group, Inc.	(3,191)	(139,511)

Oil and Gas Extraction (0.94)%
Occidental Petroleum Corp.	(10,971)	(142,074)
WPX Energy, Inc.	(25,624)	(145,289)
		(287,363)

Other Information Services (1.01)%
Chegg, Inc.	(2,559)	(156,304)
LiveRamp Holdings, Inc.	(2,998)	(151,189)
		(307,493)

Performing Arts, Spectator Sports, and Related Industries (0.26)%
Live Nation Entertainment, Inc.	(1,585)	(77,919)

Primary Metal Manufacturing (0.91)%
Alcoa Corp.	(14,053)	(129,428)
Viavi Solutions, Inc.	(12,494)	(144,805)
		(274,233)

Professional, Scientific, and Technical Services (2.76)%
Alector, Inc.	(2,663)	(87,080)
Biohaven Pharmaceutical Holding Co. Ltd. (a)	(1,450)	(90,581)
Elastic NV (a)	(1,761)	(151,305)
Epizyme, Inc.	(4,507)	(79,098)
Fluor Corp.	(12,093)	(140,400)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Professional, Scientific, and Technical Services (2.76)% (Continued)
LivePerson, Inc.	(3,970)	$(148,677)
Pluralsight, Inc. – Class A	(6,894)	(143,602)
		(840,743)

Publishing Industries (except Internet) (3.88)%
Appfolio, Inc. – Class A	(936)	(148,365)
Medallia, Inc.	(5,206)	(147,226)
MongoDB, Inc.	(667)	(154,817)
PROS Holdings, Inc.	(3,772)	(146,919)
Q2 Holdings, Inc.	(1,739)	(143,676)
Splunk, Inc.	(800)	(148,672)
Varonis Systems, Inc.	(1,720)	(145,151)
Workday, Inc. – Class A	(788)	(144,543)
		(1,179,369)

Real Estate (0.44)%
Howard Hughes Corp.	(2,658)	(134,628)

Religious, Grantmaking, Civic, Professional,
and Similar Organizations (0.47)%
HealthEquity, Inc.	(2,325)	(144,080)

Rental and Leasing Services (0.88)%
Air Lease Corp.	(4,613)	(138,897)
AMERCO	(398)	(128,355)
		(267,252)

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities (1.82)%
Ares Management Corp. – Class A	(3,959)	(149,491)
Brighthouse Financial, Inc.	(4,263)	(126,654)
CommScope Holding Company, Inc.	(13,544)	(139,639)
WillScot Corp.	(10,316)	(137,615)
		(553,399)

Support Activities for Mining (0.93)%
Diamondback Energy, Inc.	(3,398)	(144,687)
Noble Energy, Inc.	(15,928)	(139,051)
		(283,738)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Telecommunications (1.32)%
GCI Liberty, Inc. – Class A	(1,262)	$(87,317)
Twilio, Inc. – Class A	(758)	(149,781)
ViacomCBS, Inc. – Class B	(3,749)	(77,754)
Vonage Holdings Corp.	(9,031)	(86,969)
		(401,821)

Transit and Ground Passenger Transportation (0.89)%
Lyft, Inc. – Class A	(4,193)	(131,073)
Uber Technologies, Inc.	(3,848)	(139,760)
		(270,833)

Transportation Equipment Manufacturing (2.24)%
Boeing Co.	(935)	(136,370)
Ford Motor Co.	(22,461)	(128,252)
Fox Factory Holding Corp.	(1,931)	(139,244)
TransDigm Group, Inc.	(325)	(138,066)
Westinghouse Air Brake Technologies Corp.	(2,280)	(139,240)
		(681,172)

Utilities (3.31)%
ALLETE, Inc.	(2,541)	(149,233)
Edison International	(2,512)	(145,972)
Essential Utilities, Inc.	(3,398)	(148,696)
Evergy, Inc.	(2,343)	(144,540)
First Solar, Inc.	(2,746)	(128,019)
New Jersey Resources Corp.	(4,134)	(145,186)
South Jersey Industries, Inc.	(5,139)	(145,742)
		(1,007,388)

Waste Management and Remediation Services (0.44)%
Darling Ingredients, Inc.	(5,730)	(133,566)
TOTAL COMMON STOCKS (Proceeds $20,429,509)		(19,788,713)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (6.59)%

Accommodation (0.43)%
Park Hotels & Resorts, Inc.	(13,162)	$(129,382)

Real Estate (6.16)%
AGNC Investment Corp.	(10,986)	(142,159)
Apple Hospitality REIT, Inc.	(12,998)	(132,710)
Blackstone Mortgage Trust, Inc. – Class A	(5,857)	(138,167)
Brixmor Property Group, Inc.	(11,503)	(128,373)
Chimera Investment Corp.	(16,898)	(140,422)
EPR Properties	(4,094)	(129,248)
Essential Properties Realty Trust, Inc.	(10,048)	(137,054)
Mack-Cali Realty Corp.	(8,613)	(131,004)
Ryman Hospitality Properties, Inc.	(3,857)	(131,832)
Simon Property Group, Inc.	(2,260)	(130,402)
Two Harbors Investment Corp.	(30,326)	(137,074)
UDR, Inc.	(3,512)	(129,874)
VEREIT, Inc.	(24,245)	(132,863)
Welltower, Inc.	(2,630)	(133,262)
		(1,874,444)

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Proceeds $2,101,061)		(2,003,826)
Total Securities Sold Short (Proceeds $22,530,570)		$(21,792,539)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Assets and Liabilities

May 31, 2020 (Unaudited)

	Long/Short	Market
	Equity Fund	Neutral Fund

Assets
Investments, at value (cost $33,877,019 and
$27,572,834, respectively)	$39,560,354	$30,875,017
Receivable for investments sold	7,263,162	8,902,929
Deposit for short sales at broker	9,524,355	21,096,899
Dividends and interest receivable	61,043	59,912
Other assets	13,726	15,691
Total Assets	56,422,640	60,950,448

Liabilities
Securities sold short, at value (proceeds $17,473,745
and $22,530,570, respectively)	17,170,169	21,792,539
Payable for Fund shares redeemed	50,501	128,509
Payable for investments purchased	6,994,486	8,503,100
Dividends payable on short positions	17,842	29,615
Payable to broker for interest expense	4,332	3,761
Payable to Adviser	22,385	20,169
Payable to affiliates	28,393	17,583
Accrued expenses and other liabilities	19,975	12,601
Total Liabilities	24,308,083	30,507,877
Net Assets	$32,114,557	$30,442,571

Net Assets Consist Of:
Paid-in capital	24,862,942	36,510,695
Total Distributable Earnings	7,251,615	(6,068,124)
Net Assets	$32,114,557	$30,442,571

Institutional Class Shares
Net Assets	$32,114,557	$30,442,571
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	2,408,322	3,130,708
Net asset value, redemption price and
offering price per share	$13.33	$9.72

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Operations

For the Six Months Ended May 31, 2020 (Unaudited)

	Long/Short	Market
	Equity Fund	Neutral Fund

Investment Income
Dividend income	$610,823	$535,352
Interest income	1,464	74,038
Total Investment Income	612,287	609,390

Expenses
Management fees	234,248	237,908
Dividends on short positions	135,787	296,475
Interest and broker expenses	81,593	—
Administration fees	41,890	38,969
Transfer agent fees and expenses	22,010	18,280
Federal and state registration fees	11,969	11,782
Legal fees	10,172	8,636
Audit and tax fees	9,702	9,702
Custody fees	7,316	8,350
Chief Compliance Officer fees	6,892	6,892
Trustees’ fees	5,700	5,700
Reports to shareholders	5,272	3,456
Fund accounting fees	5,047	5,050
Insurance fees	1,284	1,284
Other expenses	2,814	3,092
Total Expenses	581,696	655,576
Expense reimbursement due from Adviser (Note 4)	(14,771)	(1,680)
Net Expenses	566,925	653,896
Net Investment Income	45,362	(44,506)
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	1,647,388	(4,684,364)
Short transactions	(26,394)	1,614,636
Change in net unrealized appreciation (depreciation) on:
Investments	(8,216,565)	(3,679,077)
Short transactions	126,462	1,262,656
Realized and Unrealized Loss on Investments	(6,469,109)	(5,486,149)
Net Decrease in Net Assets from Operations	$(6,423,747)	$(5,530,655)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31, 2020	November 30,
	(Unaudited)	2019

From Operations
Net investment income	$45,362	$700,498
Net realized gain (loss) from:
Investments	1,647,388	17,836,254
Short transactions	(26,394)	5,477,679
Change in net unrealized
appreciation (depreciation) on:
Investments	(8,216,565)	(11,657,784)
Short transactions	126,462	(10,267,477)
Net increase (decrease) in
net assets from operations	(6,423,747)	2,089,170

From Distributions
Net dividend and distributions	(15,480,309)	(4,715,158)
Net decrease in net assets resulting
from distributions paid	(15,480,309)	(4,715,158)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	630,556	10,685,731
Net asset value of shares issued in
reinvestment of distributions to shareholders –
Institutional Class	10,315,411	3,301,834
Payments for shares redeemed –
Institutional Class	(24,668,139)	(56,482,086)
Net decrease in net assets from
capital share transactions	(13,722,172)	(42,494,521)

Total Decrease In Net Assets	(35,626,228)	(45,120,509)

Net Assets
Beginning of year	67,740,785	112,861,294
End of year	$32,114,557	$67,740,785

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31, 2020	November 30,
	(Unaudited)	2019

From Operations
Net investment gain (loss)	$(44,506)	$377,030
Net realized gain (loss) from:
Investments	(4,684,364)	3,160,756
Short transactions	1,614,636	(4,605,378)
Change in net unrealized
appreciation (depreciation) on:
Investments	(3,679,077)	3,119,443
Short transactions	1,262,656	(5,373,591)
Net decrease in net assets from operations	(5,530,655)	(3,321,740)

From Distributions
Net dividend and distributions	(393,833)	(13,122)
Net decrease in net assets resulting
from distributions paid	(393,833)	(13,122)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	3,388,726	41,273,923
Net asset value of shares issued in
reinvestment of distributions to shareholders –
Institutional Class	244,416	10,484
Payments for shares redeemed –
Institutional Class	(31,195,238)	(55,138,079)
Net increase in net assets from
capital share transactions	(27,562,096)	(13,853,672)

Total Decrease In Net Assets	(33,486,584)	(17,188,534)

Net Assets
Beginning of year	63,929,155	81,117,689
End of year	$30,442,571	$63,929,155

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Cash Flows

For the Period Ended May 31, 2020 (Unaudited)

	Long/Short	Market
	Equity Fund	Neutral Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets
resulting from operations	$(6,423,747)	$(5,530,655)
Adjustments to reconcile net increase in net assets
from operations to net cash used in operating activities:
Purchases of investments	(74,569,721)	(82,328,504)
Purchases of short-term investments, net	(254,287)	(372,573)
Proceeds from sales of long-term investments	120,656,224	113,913,887
Return of capital distributions received
from underlying investments	(16,448)	(42,703)
Decrease in dividends and interest receivable	104,084	58,556
Decrease in deposits at broker for short sales	2,206,946	27,550,782
Increase in receivable for investment securities sold	(7,263,162)	(8,902,929)
Decrease in receivable from broker	—	13,757
(Increase) Decrease in other assets	2,470	(8,772)
Proceeds from securities sold short	48,032,576	79,736,057
Purchases to cover securities sold short	(66,722,995)	(110,529,953)
Increase in payable for investment securities purchased	6,994,486	8,503,100
Decrease in dividends payable on short positions	(15,561)	(30,000)
(Increase) Decrease in payable to
broker for interest expense	(1,860)	3,761
Decrease in payable to Adviser	(33,993)	(47,025)
Decrease in accrued expenses and other liabilities	(12,141)	(19,550)
Unrealized depreciation on investments	8,216,565	3,679,077
Unrealized appreciation on short transactions	(126,462)	(1,262,656)
Net realized (gain) loss on investments	(1,647,388)	4,684,364
Net realized (gain) loss on short transactions	26,394	(1,614,636)
Net cash provided in operating activities	29,151,980	27,453,385

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Cash Flows (Continued)

For the Period Ended May 31, 2020 (Unaudited)

	Long/Short	Market
	Equity Fund	Neutral Fund
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	$630,556	$3,545,963
Payment on shares redeemed	(24,617,638)	(31,160,953)
Cash distributions paid to shareholders	(5,164,898)	(149,417)
Net cash used by financing activities	(29,151,980)	(27,764,407)
Net change in cash	$—	$(311,022)

CASH:
Beginning Balance	—	311,022
Ending Balance	$—	$—

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	83,453	(3,761)
Non-cash financing activities – distributions reinvested	10,315,411	244,416
Non-cash financing activities – (increase)/decrease in
receivable for Fund shares sold	—	(157,237)
Non-cash financing activities – decrease
in payable for Fund shares redeemed	(50,501)	(34,285)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE LONG/SHORT EQUITY FUND

Financial Highlights – Institutional Class

Six Months Ended
May 31, 2020
(Unaudited)
Net Asset Value, Beginning of Period	$19.76

Income from investment operations:
Net investment income(1)	0.01
Net realized and unrealized gain on investments	(1.81)
Total from investment operations	(1.80)

Less distributions paid:
From net investment income	(0.13)
From net realized gains	(4.50)
Total distributions paid	(4.63)

Net Asset Value, End of Period	$13.33

Total Return(2)(4)	-12.22%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$32,115
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(3)(5)	2.48%
After waiver, expense reimbursement and recoupments(3)(5)	2.42%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments(5)	0.13%
After waiver, expense reimbursement and recoupments(5)	0.19%
Portfolio turnover rate(4)	120.00%

(1)	Per share net investment income was calculated using the daily average shares outstanding method.
(2)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver, expense reimbursement and recoupments and after waiver, expense reimbursement and recoupments ratios excluding dividends on short positions, interest and broker expenses were 1.56% and 1.50%, 1.32% and 1.32%, 1.27% and 1.27%, 1.28% and 1.28%, 1.31% and 1.31%, 1.26% and 1.26% for the periods ended May 31, 2020, November 30, 2019, November 30, 2018, November 30, 2017, November 30, 2016, November 30, 2015, respectively.

(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

Year Ended November 30,
2019	2018	2017	2016	2015
$19.83	$21.03	$18.47	$18.63	$18.11

0.14	0.01	0.04	0.11	0.04
0.65	1.47	3.32	0.93	0.53
0.79	1.48	3.36	1.04	0.57

(0.07)	(0.04)	(0.18)	(0.07)	(0.05)
(0.79)	(2.64)	(0.62)	(1.13)	—
(0.86)	(2.68)	(0.80)	(1.20)	(0.05)

$19.76	$19.83	$21.03	$18.47	$18.63

4.72%	7.69%	18.81%	6.04%	3.15%

$67,741	$112,861	$128,565	$125,815	$225,867

2.18%	2.20%	2.11%	2.21%	2.24%
2.18%	2.20%	2.11%	2.21%	2.24%

0.76%	0.03%	0.20%	0.65%	0.24%
0.76%	0.03%	0.20%	0.65%	0.24%
239.08%	193.55%	214.61%	260.81%	251.00%

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Financial Highlights – Institutional Class

Six Months Ended
May 31, 2020
(Unaudited)
Net Asset Value, Beginning of Period	$10.93

Income from investment operations:
Net investment income (loss)(2)	(0.01)
Net realized and unrealized gain (loss) on investments	(1.13)
Total from investment operations	(1.14)

Less distributions paid:
From net investment income	(0.07)
From net realized gains	—
Total distributions paid	(0.07)

Net Asset Value, End of Period	$9.72

Total Return(3)(4)	-10.41%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$30,443
Ratio of expenses to average net assets:
Before waiver; expense reimbursement and recoupment(5)(6)	2.76%
After waiver; expense reimbursement and recoupment(5)(6)	2.75%
Ratio of net investment loss to average net assets:
Before waiver; expense reimbursement and recoupment(6)	(0.19)%
After waiver; expense reimbursement and recoupment(6)	(0.18)%
Portfolio turnover rate(4)	166.36%

(1)	The Fund commenced operations on January 29, 2016.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than a full year.
(5)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver, expense reimbursement and recoupment and after waiver, expense reimbursement and recoupment ratios excluding dividends on short positions, interest and broker expenses were 1.51% and 1.50%, 1.36% and 1.50%, 1.43% and 1.50%, 1.91% and 1.50%, 2.51% and 1.50% for the periods ended May 31, 2020, November 30, 2019, November 30, 2018, November 30, 2017 and November 30, 2016, respectively.

(6)	Annualized for periods less than one year.
(7)	Amount is less than 0.5 cent per share.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

Year Ended November 30,
2019		2018		2017	2016(1)
$11.29		$10.74		$10.30	$10.00

0.06		(0.00	)(7)	(0.06)	(0.07)
(0.42)		0.55		0.50	0.37
(0.36)		0.55		0.44	0.30

(0.00	)(7)	—		—	—
—		—		—	—
—		—		—	—

$10.93		$11.29		$10.74	$10.30

-3.17%		5.02%		4.37%	3.00%

$63,929		$81,118		$22,624	$16,872

2.71%		2.63%		2.88%	4.27%
2.85%		2.70%		2.47%	3.26%

0.69%		0.04%		(0.96)%	(1.92)%
0.55%		(0.03)%		(0.55)%	(0.91)%
289.83%		220.15%		262.19%	218.04%

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS
Notes to Financial Statements
May 31, 2020 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Convergence Long/Short Equity Fund (formerly known as the Convergence Core Plus Fund) and Convergence Market Neutral Fund (each, a “Fund” and together the “Funds”) represent distinct diversified series with their own investment objectives and policies within the Trust. The investment objective of the Convergence Long/Short Equity Fund is long-term capital growth. The investment objective of the Convergence Market Neutral Fund is positive absolute returns.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Convergence Long/Short Equity Fund became effective on December 29, 2009 and commenced operations on December 29, 2009 and January 31, 2013 for the Institutional Class and Investment Class shares, respectively.  Effective February 27, 2017 the Convergence Long/Short Equity Fund ceased offering its Investment Class shares and the remaining Investment Class shares converted to Institutional Class shares on March 27, 2017.  Effective January 25, 2018 the Convergence Long/Short Equity Fund’s Investment Class shares were permanently closed.  The Convergence Market Neutral Fund became effective on January 29, 2016 and commenced operations on January 29, 2016 for the Institutional Class shares.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Convergence Investment Partners, LLC (the “Adviser”), the Funds’ investment adviser.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services–Investment Companies.”

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange, except those listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2020 (Unaudited)

such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the last sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by an approved independent pricing service (“Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value, as described below. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined as described below. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2020 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2020:

Convergence Long/Short Equity Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$38,192,109	$—	$—	$38,192,109
Real Estate
Investment Trusts	1,100,975	—	—	1,100,975
Short-Term Investments	267,270	—	—	267,270
Total Assets	$39,560,354	$—	$—	$39,560,354
Liabilities:
Securities Sold Short
Common Stocks	$(16,170,918)	$—	$—	$(16,170,918)
Real Estate
Investment Trusts	(999,251)	—	—	(999,251)
Total Securities Sold Short	$(17,170,169)	$—	$—	$(17,170,169)
Total Liabilities	$(17,170,169)	$—	$—	$(17,170,169)

Convergence Market Neutral Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$28,727,801	$—	$—	$28,727,801
Real Estate
Investment Trusts	1,774,643	—	—	1,774,643
Short-Term Investments	372,573	—	—	372,573
Total Assets	$30,875,017	$—	$—	$30,875,017
Liabilities:
Securities Sold Short
Common Stocks	$(19,788,713)	$—	$—	$(19,788,713)
Real Estate
Investment Trusts	(2,003,826)	—	—	(2,003,826)
Total Securities Sold Short	$(21,792,539)	$—	$—	$(21,792,539)
Total Liabilities	$(21,792,539)	$—	$—	$(21,792,539)

(1) See the Schedule of Investments for industry classifications.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2020 (Unaudited)

The Funds measure Level 3 activity as of the end of the period.  For the six-months ended May 31, 2020, the Funds did not have any significant unobservable inputs (Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The Funds did not invest in derivative securities or engage in hedging activities during the six-months ended May 31, 2020.

(b) Short Positions

The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which a fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities.  The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense, and interest expense is accrued daily. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets is required to be adjusted daily to the extent additional collateral is required based on the change in fair value of the securities sold short. The Funds’ securities sold short and deposits for short sales are held with one major securities broker-dealer. The Funds do not require this broker-dealer to maintain collateral in support of the receivable for proceeds on securities sold short.

(c) Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the six-months ended May 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six-months ended May 31, 2020, the Funds did not incur any interest or penalties.

(d) Distributions to Shareholders

The Funds will distribute any net investment income and any net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2020 (Unaudited)

purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(e) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the fair value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.  The Funds do not charge a redemption fee, and therefore the offering and redemption price per share are equal to a Fund’s NAV per share.

(g) Allocation of Income, Expenses and Gains/Losses

Expenses associated with a specific fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(h) Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Dividend income from real estate investment trusts (“REITs”) is recognized on the ex-date and included in dividend income.  The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available and adjust for actual classifications in the calendar year the information is reported.

Withholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

(3)	Federal Tax Matters

The tax character of distributions paid during the fiscal years ended November 30, 2019 and November 30, 2018 was as follows:

Convergence Long/Short Equity Fund

	November 30, 2019	November 30, 2018
Ordinary Income	$392,874	$8,734,021
Long-Term Capital Gain	$4,322,284	$7,618,781

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2020 (Unaudited)

Convergence Market Neutral Fund

	November 30, 2019	November 30, 2018
Ordinary Income	$13,122	$—
Long-Term Capital Gain	$—	$—

The Convergence Long/Short Equity Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended November 30, 2019.  The Convergence Long/Short Equity Fund utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.  The amounts designated as gain for the fiscal years ended November 30, 2019 and 2018 were as follows:

Convergence Long/Short Equity Fund

	November 30, 2019	November 30, 2018
Long-term	$8,405,679	$1,433,047

As of November 30, 2019, the components of accumulated earnings on a tax basis were as follows:

	Convergence	Convergence
	Long/Short	Market
	Equity Fund	Neutral Fund
Cost basis of investments for
federal income tax purposes(1)	$114,458,273	$119,518,414
Gross tax unrealized appreciation	$16,591,010	$10,017,470
Gross tax unrealized depreciation	(2,893,286)	(4,082,973)
Net tax unrealized appreciation	13,697,724	5,934,497
Undistributed ordinary income	8,348,522	393,833
Undistributed long-term capital gain	7,112,355	—
Total distributable earnings	15,460,877	393,833
Other accumulated losses	(2,930)	(6,471,966)
Total accumulated gains	$29,155,671	$(143,636)

(1) Excludes securities sold short.

The tax basis of distributable earnings for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales, transfers in-kind, and unsettled short losses for the Funds.

At November 30, 2019, the Convergence Market Neutral Fund had the following capital losses remaining, which will be carried forward indefinitely to offset future realized capital gains.  To the extent the Convergence Market Neutral Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended November 30, 2019.

Short-Term
Convergence Market Neutral Fund	$6,441,740

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2020 (Unaudited)

Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses, and equalization by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications are due to equalization and non-deductible excise tax and have no effect on net assets or NAV per share.  For the year ended November 30, 2019, the following table shows the reclassifications made:

	Convergence	Convergence
	Long/Short	Market
	Equity Fund	Neutral Fund
Paid-in capital	$8,405,682	$(346)
Total distributable earnings	$(8,405,682)	$346

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, each Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses at least through the expiration dates listed below, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed the expense limitation caps listed below of each Fund’s average daily net assets.

	Expiration Date	Expense Limitation Cap
Convergence Long/Short Equity Fund
Institutional Class	May 31, 2021	1.50%

Convergence Market Neutral Fund
Institutional Class	May 31, 2021	1.50%

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver or reimbursement; or (2) the Expense Limitation Cap in place at the time of the recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three year period from the date of the waiver or reimbursement.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2020 (Unaudited)

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring during the fiscal period ending:

	Convergence	Convergence
	Long/Short Equity Fund	Market Neutral Fund
November 30, 2020	$—	$48,911
November 30, 2021	—	3,446
November 30, 2022	—	—
May 31, 2023	14,771	1,680

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fees incurred for the six-months ended May 31, 2020, and owed as of May 31, 2020 are as follows:

	Incurred	Owed
Convergence Long/Short Equity Fund	$41,890	$11,037
Convergence Market Neutral Fund	$38,969	$8,107

Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank National Association (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian.  Fees incurred for the six-months ended May 31, 2020, and owed as of May 31, 2020 are as follows:

Fund Accounting	Incurred	Owed
Convergence Long/Short Equity Fund	$5,047	$1,641
Convergence Market Neutral Fund	$5,050	$1,647

Transfer Agency	Incurred	Owed
Convergence Long/Short Equity Fund	$22,010	$7,896
Convergence Market Neutral Fund	$18,280	$4,703

Custody	Incurred	Owed
Convergence Long/Short Equity Fund	$7,316	$5,268
Convergence Market Neutral Fund	$8,350	$569

The Funds each have a line of credit with US Bank (see Note 9).

The Funds previously entered into a securities lending agreement with US Bank. The agreement was terminated effective May 28, 2020.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor was an affiliate of Fund Services and U.S. Bank through March 30, 2020. Effective

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2020 (Unaudited)

March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Trust’s Board of Trustees has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and US Bank.

The Trust’s Chief Compliance Officer is also an employee of Fund Services.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six-months ended May 31, 2020, and owed as of May 31, 2020, are as follows:

	Incurred	Owed
Convergence Long/Short Equity Fund	$6,892	$2,552
Convergence Market Neutral Fund	$6,892	$2,557

(6)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

Convergence Long/Short Equity Fund – Institutional Class

	Period Ended	Year Ended
	May 31, 2020	November 30, 2019
Shares sold	45,538	572,917
Shares reinvested	668,963	195,029
Shares redeemed	(1,734,319)	(3,030,259)
Net decrease	(1,019,818)	(2,262,313)

Convergence Market Neutral Fund – Institutional Class

	Period Ended	Year Ended
	May 31, 2020	November 30, 2019
Shares sold	315,462	3,768,115
Shares reinvested	22,652	936
Shares redeemed	(3,056,221)	(5,105,996)
Net decrease	(2,718,107)	(1,336,945)

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments and securities sold short, for the Funds for the six-months ended May 31, 2020 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Convergence	Convergence
	Long/Short Equity Fund	Market Neutral Fund
Purchases	$74,569,722	$82,328,504
Sales	$120,655,539	$113,913,678

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2020 (Unaudited)

(8)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At May 31, 2020, Charles Schwab & Co., LLC, and National Financial Services, LLC, for the benefit of others, held 34.63% and 25.45%, respectively, of the Convergence Long/Short Equity Fund’s outstanding shares. At May 31, 2020, National Financial Services, LLC, for the benefit of others, held 81.09% of the Convergence Market Neutral Fund’s outstanding shares.

(9)	Line of Credit

At May 31, 2020, the Convergence Long/Short Equity Fund and the Convergence Market Neutral Fund each had lines of credit in the amount of the lesser of 33.33% of the fair value of unencumbered assets of the Fund or $13,000,000 and $5,000,000, respectively, which both mature August 8, 2020. These unsecured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest was accrued at the prime rate of 4.75%. There were no loans outstanding for the Funds as of May 31, 2020. The following table provides information regarding usage of the line of credit for the six-months ended May 31, 2020.

		Average		Maximum	Maximum
	Days	Amount of	Interest	Amount of	Borrowing
	Utilized	Borrowing	Expense*	Borrowing	Dates
Convergence
Long/Short Equity Fund	15	$202,600	$340	$404,000	1/1/2020
Convergence
Market Neutral Fund	21	$90,476	$239	$174,000	12/23/2019

* Interest expense is included within other expenses on the Statements of Operations.

(10)	Recent Market Events

U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the coronavirus (“COVID-19”) as a global pandemic, which has resulted in related public health issues, growth concerns in the U.S. and overseas, temporary and permanent layoffs in the private sector, rising unemployment claims, and reduced consumer spending, all of which may lead to a substantial economic downturn or recession in the U.S. and global economies. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. These developments as well as other events, such as the upcoming U.S. presidential election, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Fund’s investment adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
May 31, 2020 (Unaudited)

(11)	Subsequent Events

The Fund has evaluated events and transactions that have occurred subsequent to May 31, 2020 and determined there were no subsequent events that would require recognition or disclosure in financial statements.

CONVERGENCE FUNDS
Notice of Privacy Policy & Practices
(Unaudited)

We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

CONVERGENCE FUNDS
Additional Information
(Unaudited)

Tax Information

For the year ended November 30, 2019, the Convergence Long/Short Equity Fund and the Convergence Market Neutral Fund designated 45.17% and 100.00%, respectively, of its ordinary income distribution as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended November 30, 2019, 45.50% and 100.00% of dividends paid from net ordinary income for the Convergence Long/Short Equity Fund and the Convergence Market Neutral Fund, respectively, qualified for the dividends received deduction available to corporate shareholders.

For the fiscal year ended November 30, 2019, taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Funds as follows:

Convergence Long/Short Equity Fund	0.00%
Convergence Market Neutral Fund	0.00%

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-677-9414.

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	20	Professor Emeritus,	Independent
615 E. Michigan St.		Term; Since		Department	Trustee, USA
Milwaukee, WI 53202		August 22,		of Accounting,	MUTUALS
Year of Birth: 1955		2001		(June 2019–	(an open-end
				present), Professor,	investment
				Department	company with
				of Accounting,	two
				(2004–May 2019),	portfolios).
Chair, Department
of Accounting
(2004–2017),
Marquette University.

Gary A. Drska	Trustee	Indefinite	20	Pilot,	Independent
615 E. Michigan St.		Term; Since		Frontier/Midwest	Trustee, USA
Milwaukee, WI 53202		August 22,		Airlines, Inc.	MUTUALS
Year of Birth: 1956		2001		(airline company)	(an open-end
				(1986–present).	investment
company with
two
portfolios).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Jonas B. Siegel	Trustee	Indefinite	20	Retired	Independent
615 E. Michigan St.		Term; Since		(2011–present);	Trustee,
Milwaukee, WI 53202		October 23,		Managing Director,	Gottex Trust
Year of Birth: 1943		2009		Chief Administrative	(an open-end
				Officer (“CAO”) and	investment
				Chief Compliance	company)
				Officer (“CCO”),	(2010–2016);
				Granite Capital	Independent
				International Group,	Manager,
				L.P. (an investment	Ramius IDF
				management firm)	fund complex
				(1994–2011).	(two closed-
end investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee,
Gottex Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	20	President	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since		(2017–present),	Funds (an
Milwaukee, WI 53202	Trustee	August 22,		Chief Operating	open-end
Year of Birth: 1962		2001		Officer (2016–	investment
				present), Executive	company)
				Vice President	(2003–2017);
				(1994–2017), U.S.	Trustee, USA
				Bancorp Fund	MUTUALS
				Services, LLC.	(an open-end
investment
company)
(2001–2018).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,		Services, LLC
Year of Birth: 1957	Executive	2013		(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,		Services, LLC
Year of Birth: 1974	and	2013		(2002–present).
Principal
Financial
and
Accounting
Officer

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President,
Milwaukee, WI 53202	Officer,	July 1,		U.S. Bancorp Fund
Year of Birth: 1985	Vice	2017		Services,
	President			LLC (February
	and			2017–present);
	Anti-Money			Vice President and
	Laundering			Assistant CCO,
	Officer			Heartland Advisors,
Inc. (December 2016–
January 2017);
Vice President and
CCO, Heartland
Group, Inc. (May
2016–November
2016); Vice
President, CCO and
Senior Legal Counsel
(May 2016–November
2016), Assistant CCO
and Senior Legal
Counsel (January
2016–April 2016),
Senior Legal and
Compliance Counsel
(2013–2015),
Heartland Advisors, Inc.

Jay S. Fitton	Secretary	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.		Term; Since		President, U.S.
Milwaukee, WI 53202		July 22, 2019		Bancorp Fund
Year of Birth: 1970				Services, LLC
(2019–present);
Partner, Practus, LLP
(2018–2019);
Counsel, Drinker
Biddle & Reath
(2016–2018);
Counsel, Huntington
Bancshares Inc.
(2011–2015).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		August 20,		Bancorp Fund
Year of Birth: 1985		2018		Services, LLC
(2007–present).

*	Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-677-9414. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-877-677-9414, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view the Funds’ Forms N-PORT on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call the Funds toll-free at 1-877-677-9414 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

CONVERGENCE FUNDS

Investment Adviser	Convergence Investment Partners, LLC
3801 PGA Boulevard
Suite 1001
Palm Beach Gardens, Florida 33410

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank National Association
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
111 East Kilbourn Avenue
Suite 2200
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

MN-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/John Buckel
John Buckel, President

Date   August 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/John Buckel
John Buckel, President

Date   August 4, 2020

By (Signature and Title)*    /s/Jennifer Lima
Jennifer Lima, Treasurer

Date   August 4, 2020